LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Antidilutive securities excluded from computation of earnings per share
Total	95,564,592	102,256,224
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	49,036,992	55,728,624
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	46,527,600	46,527,600